Equity (Details) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 23, 2023	Apr. 30, 2023	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	May 24, 2024	Feb. 29, 2024	Jan. 11, 2024	Jan. 09, 2024	Jan. 05, 2024	Dec. 01, 2023	Jun. 12, 2023	Jun. 30, 2022
Warrants price per share (in Dollars per share)	$ 1
Weighted average exercise price term	5 years
Fair value of the warrants granted (in Dollars)				$ 300,000
Share option expense (in Dollars)			$ 1,367,119	3,787,938
Ordinary shares													3,300,000
Ordinary shares par value (in Dollars per share)													$ 0.0001
Repurchased shares		79,758
Consideration transaction costs (in Dollars)		$ 82,127	$ 435,943	435,943
Top of Range [Member]
Boards of directors percentage			50.00%
Bottom of Range [Member]
Boards of directors percentage			10.00%
Private Placements [Member]
Share capital issued			1,650,000			1,125,000	300,000	800,000	600,000	600,000	1,125,000	1,125,000
Share Award Plan [Member]
Share option expense (in Dollars)				$ 753,685	$ 1,573,500
Share Purchase Warrants [Member] | Hermitage Management Limited [Member]
Purchase of warrants issued	300,000